SHARE BASED COMPENSATION - Restricted Share Units ("RSUs") (Details)		12 Months Ended
	Apr. 30, 2020 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share based compensation | $		$ 9,736,901		$ 10,147,362	$ 14,213,841
Tax benefit relating to share-based compensation expense | $		$ 1,548,985		$ 936,732	$ 1,666,221
Xiangshang Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average period expected to be recognized for unrecognized share based compensation expense		1 year 8 months 12 days	1 year 8 months 12 days
Service-based RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance		80,632,649	80,632,649	79,527,746
Granted		39,883,435	39,883,435	36,225,520
Exercised		(29,344,005)	(29,344,005)	(29,165,983)
Forfeited		(5,292,247)	(5,292,247)	(5,954,634)
Ending balance		85,879,832	85,879,832	80,632,649	79,527,746
Beginning balance | $ / shares		$ 0.31		$ 0.40
Granted | $ / shares		0.31		0.24
Exercised | $ / shares		0.33		0.43
Forfeited | $ / shares		0.3		0.42
Ending balance | $ / shares		$ 0.31		$ 0.31	$ 0.40
Cancelled to grant new RSUs	900,000
Granted		39,883,435	39,883,435	36,225,520
Weighted average period expected to be recognized for unrecognized share based compensation expense		2 years 9 months 18 days	2 years 9 months 18 days
Total share based compensation | $		$ 9,525,309		$ 9,435,333	$ 12,636,643
Total unrecognized share based compensation expense | $		$ 20,074,287
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted	8,560,000
Cancelled to grant RSUs	7,660,000
Granted	8,560,000
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 9 months 18 days	3 years 9 months 18 days
Total share based compensation | $	$ 800,000	$ 111,536		$ 612,686	$ 1,238,963
Total unrecognized share based compensation expense | $	$ 1,700,000
Employee Stock Option | Xiangshang Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share based compensation		100,055	¥ 720,031
Total unrecognized share based compensation expense		$ 14,316				¥ 103,017
Restricted Share Units ("RSUs") | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average period expected to be recognized for unrecognized share based compensation expense	3 years
Restricted Share Units ("RSUs") | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average period expected to be recognized for unrecognized share based compensation expense	3 years 6 months